PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
NOTE 18. PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES

The contingent liabilities for outstanding litigations are as follows:

Celulosa Arauco y Constitución S.A.

On April 26, 2023, Ingeniería y Construcción Sigdo Koppers S.A. (“ICSK”) filed before the Arbitration and Mediation Center of the Santiago Chamber of Commerce an arbitration claim against the Company, requesting the specific performance of contract No. 906, Civil Electromechanical Assembly Digester, Washing, Bleaching, Machine and Final Line, executed between the parties on June 18th, 2019 (“Contract”), also seeking the compensation of damages. The total sum claimed by ICSK amounts to CLP$ 246,650,876,566 (ThU.S.$ 281,205 as of December 31, 2023), plus adjustments. It is relevant to highlight that, according to ICSK’s claim, the above amount should be reduced by CLP$ 60,657,576,943 (ThU.S.$ 69,155 as of December 31, 2023), owed by ICSK to Arauco, once the claimed amount has been readjusted. ICSK also requests that the claimed sum be paid with current interest, computed as of April 2023.

On June 16, 2023, Arauco answered the claim filed by ICSK, requesting the rejection of the claim. Simultaneously, Arauco filed a counterclaim against ICSK, seeking a declaration that ICSK breached the term of the Contract and, consequently, for the arbitration court to order ICSK to pay the fine associated with such breach, which amounted, at the time the claim was answered, to the sum of CLP$ 37,302,818,060 (ThU.S.$ 42,529 as of December 31, 2023). Arauco also demanded the restitution of the total amount of CLP$ 60,657,576,943 (ThU.S.$ 69,155 as of December 31, 2023), plus adjustments and interest, paid to ICSK during the performance of the Contract as consideration for various items.

On January 31, 2024, the parties mutually agreed to terminate the arbitration proceedings. With this, both the claim filed by ICSK and the counterclaim filed by Arauco have been released and terminated on satisfactory terms for both parties. This reached agreement considered the closing and termination of the contract, and did not produce material effects in Arauco´s income as of December 31, 2023.

Celulosa Arauco y Constitución S.A., Forestal Arauco S.A., Maderas Arauco S.A. and Servicios Logísticos Arauco SpA.

1. On August 13, 2018, Asociación Gremial de Dueños de Camiones de Constitución (ASODUCAM) filed a complaint seeking the performance of a contract and claiming compensation for damages against Celulosa Arauco y Constitución S.A. before the Civil Court of Constitución (C-757-2018), Forestal Arauco S.A., Maderas Arauco S.A. and Servicios Logísticos Arauco SpA., The complaint is based on assumptions on alleged breaches of some agreements for the allocation, distribution and supply of cargo volumes for the years 2001 and 2005, initially executed by associates of ASODUCAM with Forestal Arauco S.A., and then, allegedly, with Servicios Logísticos Arauco SpA., in favor of the other two defendants, Celulosa Arauco and Constitución S.A. and Maderas Arauco S.A. The complaint seeks to enforce the contract, plus CLP$575,000,000 (equal to ThU.S.$ 656 as of December 31, 2023) in compensation for damages. In the alternative, it claims (a) CLP$11,189,270,050 (equivalent to ThU.S.$ 12,757 as of December 31, 2023), for actual damages; (b) CLP$ 11,189,270,050 monthly during the entire course of the trial, until the termination of the contract is declared in the final ruling, for loss of profits, and (c) CLP$5,000,000,000 (equivalent to ThU.S.$ 5,700 as of December 31, 2023) for moral damages.

On August 28, 2018, the claim was served on all the defendants, with the exception of Servicios Logísticos Arauco SpA.

Five years after the lawsuit was filed, on September 7, 2023, ASODUCAM amended its claim, withdrawing it with respect to Servicios Logísticos Arauco SpA.

In case No. 31.570-2022, processed before the Supreme Court, reviewing a cassation appeal on the merits (recurso de casación en el fondo), which pertains to the same facts of this trial under No. C-757-2018, and in which case the litigating parties Asoducam et al, and Maderas Arauco S.A. and Celulosa Arauco y Constitución S.A., the parties reached a settlement, as evidenced by the minutes dated November 22, 2023. Pursuant to this settlement, which did not imply a payment or disbursement for Arauco, the parties agreed to the withdrawal of the claim by Asoducam, which should have materialized no later than January 22, 2024. To date, this has not occurred, which is why, on January 29, 2024, Maderas Arauco S.A. and Celulosa Arauco y Constitución S.A. informed the Judge of Constitución, in case C-757-2018, of the abandonment by Asoducam, as agreed in the minutes.

On January 31, 2024, the court decided not to give a rise to the last presentation. An appeal for reconsideration and subsidy appeal was filed against said resolution, which is being processed.

On February 5, 2024, Celulosa Arauco y Constitución S.A. and Maderas Arauco S.A. formally objected to a transaction exception and, in subsidy, answered the lawsuit. For its part, Forestal Arauco S.A. directly answered the lawsuit presented by ASODUCAM.

On February 9 of this year, the appeal filed by Maderas Arauco S.A. and Celulosa Arauco y Constitución S.A. against the resolution that did not give rise to the request to withdraw the previously reported lawsuit was submitted to the Court of Appeals of Talca. The case is being processed under file 260-2024 and has been under review since February 28.

Regarding the settlement exception, by resolution of February 29, 2024, the court decided that it be received in evidence together with the main case, ordering the resumption of the procedure. An appeal for reconsideration and subsidy appeal was filed against said resolution. By resolution dated March 12, 2024, the court rejected the appeal for reconsideration and gave rise to the appeal filed, elevating the proceedings to the I. Court of Appeals of Talca. The appeal is processed under role 471-2024.

Once the procedure was resumed, by resolution of February 29, the claim by Maderas Arauco and Celulosa Arauco was considered answered. On March 7, ASODUCAM presented the reply (this includes Forestal Arauco S.A.). For its part, Maderas Arauco S.A., Forestal Arauco S.A. and Celulosa Arauco y Constitución S.A. They presented a rejoinder, which was considered evacuated by resolution of March 20, 2024.

Forestal Arauco S.A.

On July 7, 2015 Inversiones Forestales Los Alpes Limitada and Forestal Neltume-Carrasco S.A. filed a claim against Forestal Arauco S.A. before the Civil Court of Angol (C-502-2015), in which they request that Forestal Arauco S.A. restitute the material possession of 1,855.9 hectares, which would be part of their property "Resto del Fundo Los Alpes", which would have an area of approximately 2,700 hectares. Likewise, they requested that it be declared that the property is the exclusive domain of the actors, the restitution of the civil and natural fruits, in addition to the deteriorations that the property would have experienced, with litigation costs.

On May 29, 2019, the lawsuit was answered, and the counterclaim of the acquisitive prescription was filed.

On September 1, 2020, the court received the case. Moreover, the resolution was notified on August 30, 2022, along with the resolution to reactivate the discovery period.

On September 2, 2022, the company filed a motion for abandonment of proceedings, the resolution of which is still is pending.

Considering that the Company's position is supported by solid legal arguments, there is a reasonable margin of obtaining a favorable result for the Company and that is why, as of December 31, 2023, Arauco has not established any provision for this contingency.

Arauco Argentina S.A.

Pursuant to law No. 25,080, the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs, the enforcement agency referred to in the law approved, by Res. No. 952/2000, the forestry and industrial-forestry projects submitted by Arauco Argentina S.A. In the context of these projects, the Company afforested: 1) 4,777 hectares during 2000, in observance of its committed yearly plan; and 2) 23,012 hectares between 2000 and 2006 as a part of the multi-year afforestation plan. Likewise, a sawmill was built with installed capacity to produce 250,000 m3 of sawn timber per year.

On January 11, 2001, Arauco Argentina S.A. submitted an expansion for the approved industrial-forestry project. The expansion was approved via Res. No. 84/03 issued by the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs. In accordance with the assumed obligations, the Company built a MDF board (panels) plant and afforested 8,089 hectares between 2001 and 2006.

Additionally, the Company has filed yearly forestry plans between years 2007 and 2021 for its local operations in the provinces of Misiones and Buenos Aires.

On March 25, 2019, the Secretary of Agriculture, Livestock and Fishing approved the resolution No. 2019-55-APN-SECAGYP#MPYT, approving the annual forestry plan for 2007. In addition, said organism through the resolution No. 2019-114-APN-SECAGYP#MPYT approved the annual forestry plan for 2009 on June 12, 2019, and through the resolution No. 2019-228-APN-SECAGYP#MPYT approved the annual forestry plan for 2008 on November 29, 2019. For this reason, Arauco Argentina S.A. may compute the exemption in the income tax related to the forest appraisal on the plantations to be harvested from the lands included in those plans as from the 2019 period.

In March 2005, Note No. 145/05 of the Subsecretary of Agriculture, Livestock and Afforestation suspended the benefit that exempted Arauco Argentina S.A. from paying export duties under Law No. 25,080. This measure is currently under discussion by the Company. On November 8, 2006, the V Chamber of the National Appeals Court for Adversarial Administrative and Federal Matters issued a ruling ordering Arauco Argentina S.A. to continue to enjoy an exemption from paying the exportation duties, in the same manner and scope it had prior to the suspension ordered by Note No. 145/05, if the clearance of merchandise is performed pursuant to the guarantee regime established in article 453, subsection a) of the Customs Code, for the exempted tax obligation. The judicial measure became effective beginning in March of 2007 by collateralization through the granting of bond (caution) policies for each shipment permits exempted from payment of export duty. The company maintains an assignment of funds equivalent to $ 23,821 for guaranteed export duties between 2007-2015, which appears under long-term provisions. Additionally, the Company filed a restitution claim for a total amount of ThU.S.$ 6,555, plus interest accrued from the service of the claim, corresponding to export duties between March 2005 and March 2007, as a result of the application of Note 145/05 issued by the Undersecretary of Agriculture, Livestock and Afforestation. The Company’s claim is being heard under case file No. 21830/2006 before the Federal Contentious Administrative Court No. 4. On October 28, 2019, a judgment of first instance was issued in said case, rejecting the claim and imposing the litigation costs on Arauco. Against that judgment, the Company filed an appeal and expressed the corresponding arguments in December 2019. On June 15, 2022, the Chamber of Appeals confirmed the judgement of first instance. On July 1, 2022, Arauco Argentina filed the Federal Extraordinary Appeal before the Supreme Court of Justice. The Chamber admitted the appeal lodged by Arauco regarding the federal matter of the litigation; however, the grounds pertaining to arbitrariness were dismissed. Arauco filed a direct complaint before the Supreme Court, seeking for the higher court to broaden its examination of the case and also address such argument. Currently, both proposals are in process.

On the other hand, Arauco Argentina S.A. currently has a guarantee at an amount of $ 435,952,315 Argentine pesos (ThU.S.$ 540 as of December 31, 2023) in favor of the Secretary of Agriculture, Livestock and Fishing.

Arauco Argentina S.A. believes that it has complied with all of the obligations imposed upon it by the system set forth under Law No. 25,080.

Arauco do Brasil S.A.

1) The Federal Reserve of Brazil contested the amortization of goodwill resulting from acquisitions of Placas do Paraná, Tafibrás, Tafisa (now, Arauco do Brasil S.A.) y Dynea Brasil S.A.

On July 20, 2015, Arauco do Brasil was notified of the first-level administrative ruling which partially upheld the infringement. Against this ruling, a Voluntary Appeal was filed seeking to revoke the Infringement Notice before the Brazilian Administrative Tax Council (Conselho Administrativo de Recursos Fiscais de Brasil or “CARF”), which is the second administrative level.

The CARF’s decision was issued on May 16, 2017 and took into consideration certain arguments presented by the Company regarding the premium but preserving other charges. On September 27, 2018, Arauco do Brasil was notified of the CARF’s decision, for which Arauco do Brasil S.A. filed an appeal for declaration embargoes, to elicit clarifications from the CARF regarding certain points of the decision. On January 25, 2019, the CARF ruled that there were no clarifications or omissions to be made and, consequently, granted a term for filing the last remedy within the administrative realm (“Special Remedy”). This Special Remedy was submitted before the Upper Chamber of Fiscal Remedies of the CARF (CSRF) on February 11, 2019, reiterating the Company’s defense allegations regarding the matters and charges that remained in such process.

On August 28, 2020, the Company was served with an intermediate decision in Grievance of Instrument, issued by CARF that divided the claim into two parts, one at the administrative level and the other one at the judicial level:

I – The administrative level fine(deductibility of interest and isolated fine of 50%) whose estimated amount of R$34.5 million (equivalent to ThU.S.$ 7,113 as of December 31, 2023). Pursuant to these requirements on March 27, 2023, Arauco do Brasil adhered to the government program of reduction of fiscal litigation which permits a reduction of the 65% of the entire amount of the debt through the payment of the 35% of the debt in two ways: (a) payment in cash of the 30%, totaling R$3.7 million (ThU.S.$ 758 as of December 31, 2023) and (b) payment of 70% of fiscal losses, totaling R$8.6 million (ThU.S.$ 1,768 as of December 31, 2023).

Subsequently, Arauco do Brasil performed the payment in cash and also the offset with tax losses. Notwithstanding the foregoing, the Federal Reserve of Brazil (Brazilian tax service) must confirm Arauco do Brasil's compliance with the program, thus closing the part of the case which was being reviewed before an administrative venue.

II – Part of the case that remained in a judicial venue (contractual expenses deducted in the purchase of Tafisa Brasil; interest and legal expenses on debts in the amnesty program; Imposto de Renda Pessoa Jurídica, or “IRPJ”, and lower Contribuição Social sobre o Lucro Líquido, or “CSLL” whose updated estimated amount is R$ 42,167,507 (ThU.S.$ 8,692 as of December 31, 2023). Arauco do Brasil filed the Tax Debt Annulment Action.

On March 9, 2023, the trial court issued a judgment that was partially favorable to Arauco do Brasil, upholding the aforementioned claims, and thus setting aside the portion of the debt corresponding to R$ 26,554,677 (ThU.S.$ 5,474 as of December 31, 2023). However, the judgment rejected the claim related to interest and legal expenses on debts under the amnesty program, which estimated amount is R$ 15,612,831 (ThU.S.$ 3,218 as of December 31, 2023).

On May 29, 2023, the Federal Reserve filed an appeal seeking the revocation of the judgment in the section that was favorable to Arauco, while, on June 26, 2023, Arauco also filed an appeal, but seeking the ratification of the judgment regarding interest and legal expenses on debts in the amnesty program. Arauco filed its counter-arguments to the Appeal of the National Treasury and is currently awaiting the filing of counter-arguments by the National Treasury to subsequently send the case to the Court for an appellate judgment.

After the submission of counter-arguments by both parties, on July 18, 2023 the case was referred to the court for an appellate trial. The case is currently awaiting trial in court.

Considering that the Company's position is supported by solid legal arguments, there is a reasonable margin of obtaining a favorable result for the Company and that is why, as of December 31, 2023, Arauco has not established any provision for this contingency.

2) In 2013, a service provider instituted a civil lawsuit against us seeking compensation for damages allegedly caused by Arauco’s unilateral termination of its contract in connection with the implementation of the MDF 2 line of the Jaguariaiva mill. On November 01, 2021, the Civil Court of Curitiba issued its ruling, ordering Arauco to pay to the service provider an amount of ThR$ 84,000 (ThU.S.$ 17,315 as of December 31, 2023) in consideration of the alleged damages borne by the service provider during the course of the services contracts and as a result of its early termination by Arauco.

After the judgment, we were summoned and on March 8, 2022 we filed an Appeal, and the opposing party was summoned to present arguments on our appeal and filed the petition on April 11, 2022, also appealing the judgment.

In April 2023, a favorable ruling was handed down in our Appeal and we succeeded in annulling the judgment so that the case could return to its origin. This annulment ruling will also affect the expert evidence, which will have to be produced again. As a result, the provision of R$ 42,945,528 (ThU.S.$ 8,853 as of December 31, 2023) was fully reversed.

In May 2023, the contractor company filed a Motion for Clarification presenting alleged omissions, in an attempt to preserve the decision or at least the evidence already produced. Review of these remedies is currently pending. In July 2023, the appeal was dismissed.

In August 2023, the contractor filed a Special Appeal before the Higher Court of Justice, in an attempt to reverse the decision in favor of Arauco. We are waiting for a decision on the admissibility of the appeal to proceed to trial.

In October 2023, the Court decided to deny the admissibility of the new appeal to the Superior Court of Justice and the contractor filed an appeal to modify this decision and have its appeal be reviewed by the Superior Court.

In November 2023, the service provider filed to the Superior Tribunal of Justice a new recourse as an attempt to achieve admissibility. Such recourse in pending as of the date of this annual report.

Arauco Industria de México, S.A. de C.V. (before Maderas y Sintéticos de México, S.A. de C.V.

On December 12, 2022, the Tax Administration Service issued tax credit assessment resolution number 900-04-04-00-00-00-2022-978 corresponding to the 2014 tax year. Under such assessment, objections against the following items were filed: (i) the deduction of interest in the historical amount of $
85,172,274
Mexican pesos (ThU.S.$
5,035
as of December 31, 2023), from loans granted by Masisa S.A. (Chile); (ii) the tax loss in the total amount of $
275,986,671
Mexican pesos (ThU.S.$
16,315
as of December 31, 2023); (iii) the deduction of payments made to Masisa S.A. for logistics services in the total amount of $
3,058,221
Mexican pesos (ThU.S.$
181
as of December 31, 2023); (iv) the alleged generation of non-distributed dividends related to the payments indicated in items (i) and (iii) above; (v) the rejection of contributions to the Single Contribution Account in amounts expressed in Mexican pesos of $
342,372,000
(ThU.S.$
20,239
as of December 31, 2023), $
66,250,020
(ThU.S.$
3,916
as of December 31, 2023), $
46,389,980
(ThU.S.$
2,742
as of December 31, 2023) and $
11,457,000
Mexican pesos (ThU.S.$
677
as of December 31, 2023), respectively; and (vi) an alleged incorrect application of the double taxation avoidance treaty between Mexico and Chile in connection with payments described in (i) and (ii) above. The total amount of omitted tax, updates, surcharges, and fines assessed to the company amounts to $
427,484,272
Mexican pesos (ThU.S.$
25,270
as of December 31, 2023).

On February 13, 2023, a motion to dismiss was filed against the above assessment, before the General Legal Administration of the Tax Administration Service. Currently, the term for the Company to submit additional evidence has elapsed, subsequently, is pending for the tax authorities to issue a ruling which, if unfavorable, could be challenged by the Company before the Federal Court of Administrative Justice.

We believe that our position is based on solid legal grounds, but no assurance can be given that we will prevail in this claim. As of December 31, 2023, we had not made any provision whatsoever in connection with this contingency.

At the closing date, there are no other contingencies in which the Companies act as obligor, that may significantly affect their financial, economic or operational conditions.

Provisions recorded as of December 31, 2023 and 2022 are as follows:

	12-31-2023	12-31-2022
Classes of Provisions	ThU.S.$	ThU.S.$
Short-term provisions	3,905	9,513
Provisions for litigations	440	639
Other short-term provisions	3,465	8,874
Long-term provisions, non-Current	28,651	40,706
Provisions for litigations	28,651	39,029
Other long-term provisions	-	1,677
Total provisions	32,556	50,219

	12-31-2023
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	39,668	10,551	50,219
Changes in provisions
Additional provisions	27,732	-	27,732
Increase due to business combination	87	-	87
Used provisions	(1,743)	(5,440)	(7,183)
Reversal of unused provision	(32,276)	(1,676)	(33,952)
Increase (decrease) in foreign exchange	(3,524)	30	(3,494)
Other increases (decreases)	(31)	-	(31)
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(822)	-	(822)
Total changes	(10,577)	(7,086)	(17,663)
Closing balance	29,091	3,465	32,556
(*) The increase in litigations is mainly made up of ThU.S.$ 25,098 (subsidiaries in Brazil) for civil and labor lawsuits. In addition, the decrease legal litigations correspond mainly to the reversal of the provision for a lawsuit with a supplier in the Arauco do Brasil S.A.
(**) The decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 o Arauco mill and the decrease in the balance of the provision for negative equity of E2E SpA.

	12-31-2022
	Litigations (*)	Other Provisions	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,886	-	29,886
Changes in provisions
Additional provisions	24,582	8,875	33,457
Used provisions	(13,652)	-	(13,652)
Increase (decrease) in foreign exchange	(1,144)	-	(1,144)
Other increases (decreases)	(4)	1,676	1,672
Total changes	9,782	10,551	20,333
Closing balance	39,668	10,551	50,219
(*) The increase in litigations is mainly made up of ThU.S.$ 24,533 (subsidiaries in Brazil) for civil and labor lawsuits.
(**) The increase in Other Provisions corresponds to the dismantling L1.

	12-31-2021
	Litigations (*)	Other provisions	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	30,836	-	30,836
Changes in provisions
Additional provisions	8,592	-	8,592
Used provisions	(5,349)	-	(5,349)
Increase (decrease) in foreign currency exchange	(4,505)	-	(4,505)
Other Increases (Decreases)	312	-	312
Total Changes	(950)	-	(950)
Closing balance	29,886	-	29,886
(*) The increase in litigations is mainly made up of ThU.S.$ 8,543 (subsidiaries in Brazil) for civil and labor lawsuits.

Provisions for litigations are related to labor and tax claims whose payment period is uncertain. Other provisions mainly include constitution of provision for the lawsuit of export duties (see Arauco Argentina’s contingent liability set forth in this note).